CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,188,911	$ 162,880	¥ 511,973
Restricted cash	17,031	2,333	18,137
Short-term deposits	4,075,048	558,279	6,851,160
Accounts receivable, net	76,044	10,418	64,258
Prepaid assets and amounts due from related parties, net	207,565	28,436	148,648
Prepayments and other current assets, net	523,674	71,743	556,435
Total current assets	6,088,273	834,089	8,150,611
Non-current assets
Long-term deposits	1,470,000	201,389	2,553,293
Investments	440,790	60,388	751,844
Goodwill	463,796	63,540	456,976
Property and equipment, net	484,008	66,309	326,765
Intangible assets, net	153,190	20,987	161,739
Right-of-use assets, net	339,492	46,510	379,006
Prepayments and other non-current assets	128,262	17,572	144,120
Total non-current assets	3,479,538	476,695	4,773,743
Total assets	9,567,811	1,310,784	12,924,354
Current liabilities (including amounts of the consolidated variable interest entity and its subsidiaries ("VIEs") without recourse to the Company of RMB984,742 and RMB884,541 as of December 31, 2023 and 2024, respectively)
Accounts payable	66,613	9,126	14,961
Advances from customers and deferred revenue	265,628	36,391	412,257
Income taxes payable	54,594	7,479	49,914
Accrued liabilities and other current liabilities	1,360,949	186,449	1,474,827
Amounts due to related parties	161,529	22,129	177,714
Lease liabilities due within one year	28,581	3,916	31,832
Total current liabilities	1,937,894	265,490	2,161,505
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB63,580 and RMB42,431 as of December 31, 2023 and 2024, respectively)
Lease liabilities	20,047	2,746	48,069
Deferred tax liabilities	23,405	3,207	42,317
Deferred revenue	35,786	4,903	47,864
Total non-current liabilities	79,238	10,856	138,250
Total liabilities	2,017,132	276,346	2,299,755
Commitments and contingencies (Note 26)
Shareholders' equity
Treasury shares	(108,101)	(14,810)	(206,345)
Additional paid-in capital	8,866,492	1,214,704	12,000,100
Statutory reserves	122,429	16,773	122,429
Accumulated deficit	(2,100,291)	(287,739)	(2,052,336)
Accumulated other comprehensive income	770,000	105,490	760,592
Total shareholders' equity	7,550,679	1,034,438	10,624,599
Total liabilities and shareholders' equity	9,567,811	1,310,784	12,924,354
Class A ordinary shares
Shareholders' equity
Ordinary shares	52	7	61
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 98	$ 13	¥ 98